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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10379

Registrant Name:	PIMCO California Municipal Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2011

Date of Reporting Period:	January 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund Schedule of Investments
January 31, 2011 (unaudited)
Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—92.4%
$1,000	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev., Poway Housing, Inc. Project, 5.375%, 11/15/25, Ser. A (CA Mtg. Ins.)	NR/A-	$999,970
10,000	Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/34, Ser. F-1	Aa3/AA	9,524,900
5,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	5,120,150
650	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	A1/AA-	633,386
720	City & Cnty. of San Francisco Redev. Agcy. Rev., Special Tax, 6.125%, 8/1/31, Ser. B	NR/NR	660,737
350	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.85%, 8/1/33, Ser. A	NR/BBB+	302,610
3,635	Cucamonga Valley Water Dist., CP, 5.125%, 9/1/35 (FGIC-NPFGC)	Aa3/AA-	3,415,082
5,000	Desert Community College Dist., GO, 5.00%, 8/1/37, Ser. C (AGM)	Aa2/AA+	4,551,950
310	Dublin Unified School Dist., GO, zero coupon, 8/1/23, Ser. E	Aa2/AA-	148,276
6,300	Eastern Municipal Water Dist., CP, 5.00%, 7/1/35, Ser. H	Aa2/AA	5,935,671
	Educational Facs. Auth. Rev.,
	Claremont McKenna College,
1,400	5.00%, 1/1/39	Aa2/NR	1,352,932
10,200	5.00%, 1/1/39 (f)	Aa2/NR	9,857,076
10,000	Univ. of Southern California, 5.00%, 10/1/39, Ser. A (f)	Aa1/AA+	9,775,900
2,975	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)	Aa3/AA+	3,034,262
	El Monte, Department of Public Social Services Fac., CP (AMBAC)
10,790	4.75%, 6/1/30	A2/A+	9,564,796
14,425	Phase II, 5.25%, 1/1/34	A2/NR	14,348,115
1,000	Folsom Redev. Agcy., Tax Allocation, 5.50%, 8/1/36	NR/A	840,410
	Fremont Community Facs. Dist. No. 1, Special Tax,
165	6.00%, 9/1/18	NR/NR	165,650
505	6.00%, 9/1/19	NR/NR	506,677
3,500	6.30%, 9/1/31	NR/NR	3,505,670
	Golden State Tobacco Securitization Corp. Rev.,
9,000	5.00%, 6/1/33, Ser. A-1	Baa3/BB+	5,936,220
3,000	5.00%, 6/1/35, Ser. A (FGIC)	A2/BBB+	2,466,840
6,000	5.00%, 6/1/38, Ser. A (FGIC)	A2/BBB+	4,863,420
1,600	5.00%, 6/1/45 (AMBAC-TCRS)	A2/BBB+	1,236,576
8,300	5.125%, 6/1/47, Ser. A-1	Baa3/BB+	4,927,295
20,175	5.75%, 6/1/47, Ser. A-1	Baa3/BB+	13,333,456
500	Hartnell Community College Dist., GO, zero coupon, 8/1/34, Ser. 2002-D (g)	Aa2/AA-	235,195
	Health Facs. Financing Auth. Rev.,
	Adventist Health System, Ser. A
4,630	5.00%, 3/1/33	NR/A	3,884,200
2,000	5.75%, 9/1/39	NR/A	1,867,440
	Catholic Healthcare West, Ser. A,
1,765	5.00%, 7/1/18	A2/A	1,766,041
570	5.00%, 7/1/28	A2/A	508,896
2,000	6.00%, 7/1/34	A2/A	2,003,520
4,000	6.00%, 7/1/39	A2/A	4,004,960
750	Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)	Aa3/AA+	664,028
1,000	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	NR/A	1,013,830

PIMCO California Municipal Income Fund Schedule of Investments
January 31, 2011 (unaudited)
Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

$1,450	Scripps Health, 5.00%, 11/15/36, Ser. A	A1/AA-	$1,266,126
1,600	Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)	Aa3/BBB	1,340,608
10,590	Kern Cnty., Capital Improvements Projects, CP, 5.75%, 8/1/35, Ser. A (AGC)	Aa3/AA+	10,603,343
7,000	La Quinta Redev. Agcy., Tax Allocation, 5.10%, 9/1/31 (AMBAC)	WR/A+	5,854,450
500	Lancaster Redev. Agcy. Rev., Capital Improvements Projects, 5.90%, 12/1/35	NR/A	447,445
500	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	NR/A	510,780
1,495	Lincoln Public Financing Auth. Rev., Twelve Bridges, 6.125%, 9/2/27	NR/NR	1,347,444
	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, Ser. A
1,000	5.50%, 11/15/27	A2/A	972,170
3,900	5.50%, 11/15/37	A2/A	3,559,413
	Los Angeles Department of Water & Power Rev., (f)
5,000	4.75%, 7/1/30, Ser. A-2 (AGM)	Aa3/AA+	4,719,550
3,000	5.375%, 7/1/34, Ser. A	Aa2/AA	3,002,730
7,000	5.375%, 7/1/38, Ser. A	Aa2/AA	6,964,860
	Los Angeles Unified School Dist., GO,
10,000	5.00%, 7/1/29, Ser. I (f)	Aa2/AA-	9,514,100
5,000	5.00%, 1/1/34, Ser. I (f)	Aa2/AA-	4,609,100
13,000	5.00%, 1/1/34, Ser. I	Aa2/AA-	11,983,660
250	5.30%, 1/1/34, Ser. D	Aa2/AA-	240,060
700	Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A	NR/AA+	652,799
200	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	NR/A	200,752
2,900	Municipal Finance Auth. Rev., Biola Univ., 5.875%, 10/1/34	Baa1/NR	2,800,965
5,000	Orange Cnty. Sanitation Dist., CP, 5.00%, 2/1/39, Ser. A	NR/AAA	4,839,050
2,145	Patterson Public Financing Auth. Rev., Waste Water Systems Project, 5.50%, 6/1/39 (AGC)	NR/AA+	2,078,998
1,250	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	NR/AA-	1,099,750
1,250	Pollution Control Financing Auth. Rev., American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(b)	Baa2/BBB+	1,156,725
2,000	San Jose Water Co. Projects, 5.10%, 6/1/40	NR/A	1,745,380
	Riverside, Special Assessment, Riverwalk Assessment Dist.,
500	6.15%, 9/2/19	NR/NR	507,875
1,350	6.375%, 9/2/26	NR/NR	1,370,830
8,305	Riverside Cnty., CP, 5.125%, 11/1/30 (NPFGC)	A1/AA-	7,485,878
545	San Diego Cnty., CP, 5.25%, 10/1/28	A2/NR	527,298
	San Diego Cnty. Water Auth., CP,
1,000	5.00%, 5/1/32, Ser. A (NPFGC)	Aa2/AA+	934,150
6,250	5.00%, 5/1/38, Ser. 2008-A (AGM)	Aa2/AA+	5,790,688
2,000	San Diego Public Facs. Financing Auth. Rev., 5.25%, 5/15/39, Ser. A	Aa3/A+	1,950,920
3,285	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	Aa3/AA+	3,212,106
4,400	San Diego Unified School Dist., GO, 4.75%, 7/1/27, Ser. D-2 (AGM)	Aa1/AA+	4,096,180
880	San Francisco Bay Area Rapid Transit Dist. Rev., 5.125%, 7/1/36 (AMBAC)	Aa2/AA+	881,452
4,265	San Joaquin Cnty., General Hospital Project, CP, 5.00%, 9/1/20 (NPFGC)	A1/A	4,123,061
	San Joaquin Hills Transportation Corridor Agcy. Rev., Ser. A
5,000	5.50%, 1/15/28	Ba2/BB-	3,988,200
5,000	5.70%, 1/15/19	Ba2/BB-	4,835,600

PIMCO California Municipal Income Fund Schedule of Investments
January 31, 2011 (unaudited)
Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

$230	San Jose, Special Assessment, 5.60%, 9/2/17, Ser. 24-Q	NR/NR	$229,738
600	Santa Ana Financing Auth. Rev., 5.60%, 9/1/19, Ser. C	NR/A	604,896
3,500	Santa Clara Cnty. Financing Auth. Rev., 5.75%, 2/1/41, Ser. A (AMBAC)	A1/A+	3,264,205
1,815	Santa Clara, Central Park Library Project, CP, 5.00%, 2/1/32 (AMBAC)	Aa2/AA	1,750,967
1,300	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	A1/A	1,351,649
	State, GO,
5,885	5.00%, 9/1/35	A1/A-	5,191,865
3,000	5.00%, 12/1/37	A1/A-	2,656,650
8,000	6.00%, 4/1/38	A1/A-	8,071,040
	State Public Works Board Rev.,
2,000	5.75%, 10/1/30, Ser. G-1	A2/BBB+	1,902,700
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	Aa3/BBB+	1,997,260
2,000	Regents Univ., 5.00%, 4/1/34, Ser. E	Aa2/AA-	1,830,180
	Statewide Communities Dev. Auth. Rev.,
2,000	6.00%, 8/15/42, Ser. A (c)	Aa3/AA-	1,972,080
1,000	American Baptist Homes West, 6.25%, 10/1/39	NR/BBB-	925,000
900	California Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	732,825
1,000	Catholic Healthcare West, 5.50%, 7/1/31, Ser. D	A2/A	940,900
13,050	Henry Mayo Newhall Memorial Hospital, 5.125%, 10/1/30, Ser. A (CA Mtg. Ins.)	NR/A-	11,158,924
1,000	Kaiser Permanente, 5.25%, 3/1/45, Ser. B	NR/A+	853,280
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	NR/NR	995,060
3,000	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A-	2,583,450
	Methodist Hospital Project (FHA),
2,100	6.625%, 8/1/29	Aa2/NR	2,292,843
7,700	6.75%, 2/1/38	Aa2/NR	8,329,937
	St. Joseph Health System,
100	5.125%, 7/1/24 (NPFGC)	A1/AA-	98,708
3,200	5.75%, 7/1/47, Ser. A (FGIC)	A1/AA-	2,979,648
4,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/AA-	3,735,200
8,000	The Internext Group, CP, 5.375%, 4/1/30	NR/BBB	6,653,680
910	Windrush School, 5.50%, 7/1/37	NR/NR	692,719
2,000	Turlock, Emanuel Medical Center, CP, 5.50%, 10/15/37, Ser. B	NR/BBB	1,587,140
	Tustin Unified School Dist., Special Tax, Ser. B,
2,345	5.50%, 9/1/22	NR/NR	2,280,372
2,520	5.60%, 9/1/29	NR/NR	2,302,574
2,000	5.625%, 9/1/32	NR/NR	1,783,520
	Univ. of California Rev.,
8,000	4.75%, 5/15/35, Ser. F (AGM)(f)	Aa1/AA+	7,085,920
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	Aa1/AA	9,530,500
1,000	Western Municipal Water Dist. Facs. Auth. Rev.,
	5.00%, 10/1/39, Ser. B	NR/AA+	960,230
1,000	Westlake Village, CP, 5.00%, 6/1/39	NR/AA+	960,430
1,000	Whittier Union High School Dist., GO, zero coupon, 8/1/25	NR/AA-	425,080

	Total California Municipal Bonds & Notes (cost—$369,663,251)		354,881,803

PIMCO California Municipal Income Fund Schedule of Investments
January 31, 2011 (unaudited)
Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

OTHER MUNICIPAL BONDS & NOTES—5.8%
	Iowa—1.8%
$8,700	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	$6,955,041

	Louisiana—0.1%
250	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/A-	229,870

	New Jersey—0.5%
3,200	Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34, Ser. 1-A	Baa3/BB+	1,941,696

	New York—0.1%
450	New York City Municipal Water Finance Auth. Water & Sewer Rev., 5.00%, 6/15/37, Ser. D (f)	Aa1/AAA	437,134

	Ohio—0.4%
2,250	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BB-	1,475,550

	Puerto Rico—2.8%
1,000	Electric Power Auth. Rev., 5.25%, 7/1/40, Ser. XX	A3/BBB+	879,750
	Sales Tax Financing Corp. Rev.,
8,000	5.25%, 8/1/41, Ser. C	A1/A+	7,195,600
3,000	5.50%, 8/1/42, Ser. A	A1/A+	2,800,830

			10,876,180

	South Carolina—0.1%
340	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/30, Ser. B	WR/BBB	388,855

	Total Other Municipal Bonds & Notes (cost—$25,010,366)		22,304,326

OTHER VARIABLE RATE NOTES (a)(b)(d)(e)—1.2%
	Illinois—1.2%
6,670	Chicago Water Rev., 11.258%, 5/1/14, Ser. 1419 (AMBAC) (cost—$6,881,569)	NR/AA-	4,701,816

CALIFORNIA VARIABLE RATE NOTES (a)(b)(d)(e)—0.6%
1,000	Health Facs. Financing Auth. Rev., 7.87%, 11/15/36, Ser. 3193	NR/NR	776,320
1,670	Sacramento Cnty. Sanitation Dists. Financing Auth. Rev., 11.269%, 8/1/13, Ser. 1034 (NPFGC)	NR/AA	1,578,400

	Total California Variable Rate Notes (cost—$2,764,006)		2,354,720

	Total Investments (cost—$404,319,192) (h)—100.0%		$384,242,665

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued basis are marked to market daily until settlement at the forward settlement date. Short term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $8,213,261, representing 2.1% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-issued. To be settled after January 31, 2011.

(d)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on January 31, 2011.

(e)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2011.

(f)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(h)	At January 31, 2011, the cost basis of investments for federal income tax purposes was $370,185,170. Aggregate gross unrealized appreciation for securities in which there was an excess value over tax cost was $4,570,859; aggregate gross unrealized depreciation for securities in which there was an excess of tax cost over value was $25,743,224; and net unrealized depreciation for federal income tax purposes was $21,172,365. The difference between book and tax cost was attributable to inverse floater transactions.
Glossary:
AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins.—insured by California Mortgage Insurance
CA St. Mtg.—insured by California State Mortgage
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
GO—General Obligation Bond
IBC—Insurance Bond Certificate
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
TCRS—Temporary Custodian Receipts
WR—Withdrawn Rating
Other Investments:
(A) Interest rate swap agreements outstanding at January 31, 2011:

			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Received	Depreciation

Citigroup	$11,200	6/20/42	(4.75)%	3-Month USD-LIBOR	$(190,913)	$(190,400)	$(513)

LIBOR — London Inter-Bank Offered Rate
(B) Reverse repurchase agreements:
The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended January 31, 2011 was $7,157,724 at a weighted average interest rate of 0.67%. There were no open reverse repurchase agreements at January 31, 2011.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the nine months ended January 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles.
Municipal Bonds and Variable Rate Notes — Municipal bonds and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.
Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.
The Fund’s policy is to recognize transfers between levels at the end of the reporting period.
A summary of the inputs used at January 31, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	1/31/11

Investments in Securities — Assets
California Municipal Bonds & Notes	—	$354,881,803	—	$354,881,803
Other Municipal Bonds & Notes	—	22,304,326	—	22,304,326
Other Variable Rate Notes	—	4,701,816	—	4,701,816
California Variable Rate Notes	—	2,354,720	—	2,354,720

Total Investments in Securities — Assets	—	$384,242,665	—	$384,242,665

Other Financial Instruments* — Liabilities
Interest Rate Contracts	—	$(513)	—	$(513)

Total Investments	—	$384,242,152	—	$384,242,152

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as swap agreements which are valued at the unrealized appreciation (depreciation) of the instrument.
There were no transfers between Levels 1 and 2 during the nine months ended January 31, 2011.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO California Municipal Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 24, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 24, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 24, 2011